Cover	Mar. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2025
Entity File Number	811-23324
Entity Registrant Name	PGIM ETF Trust
Entity Central Index Key	0001727074
Entity Tax Identification Number	93-3700620
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	655 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102-4410
City Area Code	1-800
Local Phone Number	225-1852
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	PGIM Jennison Focused Mid-Cap ETF
Trading Symbol	PJFM
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	false